STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS

BONDS & NOTES -- 99.9%

SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------
ARGENTINA -- 0.3%
------------------------------------------------------------------------------
Cablevision SA, 13.75%, 4/30/07(1)                 $ 4,000,000    $    620,000
------------------------------------------------------------------------------
TOTAL ARGENTINA (IDENTIFIED COST $3,928,229)                      $    620,000
------------------------------------------------------------------------------
BRAZIL -- 6.5%
------------------------------------------------------------------------------
Republic of Brazil, 8.875%, 4/15/24                $ 4,000,000    $  1,890,000
Republic of Brazil, 10.125%, 5/15/27                 6,000,000       3,105,000
Republic of Brazil, 11.00%, 8/17/40                 13,500,000       7,364,250
------------------------------------------------------------------------------
TOTAL BRAZIL (IDENTIFIED COST $15,358,464)                        $ 12,359,250
------------------------------------------------------------------------------
BULGARIA -- 0.5%
------------------------------------------------------------------------------
Bulgaria Discount Bond (Brady), Series
A, 2.688%, 7/28/24(2)                              $ 1,000,000    $    936,250
------------------------------------------------------------------------------
TOTAL BULGARIA (IDENTIFIED COST $796,005)                         $    936,250
------------------------------------------------------------------------------
ECUADOR -- 4.7%
------------------------------------------------------------------------------
Republic of Ecuador, 6.00%, 8/15/30(2)             $21,500,000    $  8,949,375
------------------------------------------------------------------------------
TOTAL ECUADOR (IDENTIFIED COST $9,903,823)                        $  8,949,375
------------------------------------------------------------------------------
INDONESIA -- 0.9%
------------------------------------------------------------------------------
APP China Group Ltd., 14.00%, 3/15/10(1)           $ 2,000,000    $    600,000
APP Finance VI, 0.00%, 11/18/12(1)(3)                4,000,000         205,000
APP Finance VII, 3.50%, 4/30/03(1)(3)                2,000,000         225,000
DGS International Finance,
10.00%, 6/1/07(1)                                    2,000,000          85,000
Indah Kiat Finance Mauritius, Sr. Unsec.
Notes, 10.00%, 7/1/07(1)                             1,000,000         275,000
Indah Kiat International Finance,
12.50%, 6/15/06(1)                                   1,000,000         340,000
------------------------------------------------------------------------------
TOTAL INDONESIA (IDENTIFIED COST $7,468,002)                      $  1,730,000
------------------------------------------------------------------------------
MOROCCO -- 0.3%
------------------------------------------------------------------------------
Snap Ltd., 11.50%, 1/29/09                DEM        1,254,095    $    551,910
------------------------------------------------------------------------------
TOTAL MOROCCO (IDENTIFIED COST $625,517)                          $    551,910
------------------------------------------------------------------------------
NEW ZEALAND -- 2.8%
------------------------------------------------------------------------------
New Zealand Government, 6.50%, 4/15/13    NZD       10,700,000    $  5,277,003
------------------------------------------------------------------------------
TOTAL NEW ZEALAND (IDENTIFIED COST $4,517,967)                    $  5,277,003
------------------------------------------------------------------------------
PHILIPPINES -- 0.2%
------------------------------------------------------------------------------
Bayan Telecommunications,
13.50%, 7/15/06(1)(4)                              $ 2,000,000    $    335,000
------------------------------------------------------------------------------
TOTAL PHILIPPINES (IDENTIFIED COST $1,917,237)                    $    335,000
------------------------------------------------------------------------------
SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------
RUSSIA -- 2.0%
------------------------------------------------------------------------------
Russia Federation, 5.00%, 3/31/30(2)(4)            $ 5,000,000    $  3,818,750
------------------------------------------------------------------------------
TOTAL RUSSIA (IDENTIFIED COST $2,357,093)                         $  3,818,750
------------------------------------------------------------------------------
TAIWAN -- 2.3%
------------------------------------------------------------------------------
Mosel Vitelic, Inc., 1.00%, 2/2/05(3)              $ 1,000,000    $  1,105,000
Mosel Vitelic, Inc.,
1.00%, 2/2/05(3)(4)                                  3,000,000       3,315,000
------------------------------------------------------------------------------
TOTAL TAIWAN (IDENTIFIED COST $3,906,836)                         $  4,420,000
------------------------------------------------------------------------------
UNITED STATES -- 79.4%
------------------------------------------------------------------------------
CORPORATE BONDS & NOTES -- 5.1%
Baltimore Gas and Electric,
6.73%, 6/12/12                                     $   400,000    $    436,044
BellSouth Capital Funding,
6.04%, 11/15/26                                        300,000         319,866
Coca-Cola Enterprise, Deb.,
7.00%, 10/1/26                                         375,000         423,544
Dayton Hudson, Medium Term Notes,
9.52%, 6/10/15                                         350,000         493,633
Eaton Corp., 8.875%, 6/15/19                           500,000         634,040
Ford Holdings, 9.30%, 3/1/30                         1,000,000         901,940
General Motors Acceptance Corp.,
8.875%, 6/1/10                                       1,000,000       1,042,440
Ingersoll-Rand Co., 6.48%, 6/1/25                    1,050,000       1,121,999
NBD Bank N.A., 8.25%, 11/1/24                          610,000         746,427
TRW, Inc., Medium Term Notes,
9.35%, 6/4/20                                        1,900,000       2,178,160
US Bancorp, 7.50%, 6/1/26                              840,000         966,932
Willamette Industries, Deb.,
7.35%, 7/1/26                                           50,000          54,867
Worldcom, Inc., 6.95%, 8/15/28(1)                    1,000,000         176,250
Worldcom, Inc., 7.75%, 4/1/27(1)                     1,000,000         176,250
------------------------------------------------------------------------------
TOTAL CORPORATE BONDS & NOTES (IDENTIFIED COST, $10,306,337)
                                                                  $  9,672,392
------------------------------------------------------------------------------
MORTGAGE PASS-THROUGHS -- 73.3%
Federal Home Loan Mortgage Corp.:
   6.50% with various maturities to 2024           $25,233,641    $ 26,603,590
   7.00% with maturity at 2024                       4,402,552       4,700,072
   7.50% with maturity at 2023                       1,361,665       1,463,245
   7.95% with maturity at 2022                       3,530,202       3,840,885
   8.00% with various maturities to 2021             2,020,190       2,197,197
   8.15% with maturity at 2021                       2,645,368       2,881,546
   8.30% with maturity at 2021                       2,622,256       2,847,350
   8.47% with maturity at 2018                       2,297,850       2,581,402
   8.50% with various maturities to 2019               530,214         592,579
   9.00% with maturity at 2019                         158,675         179,088
   9.25% with various maturities to 2016             1,819,816       2,003,321
   9.50% with various maturities to 2027             3,147,438       3,495,142
   9.75% with various maturities to 2020               364,532         412,694
   10.00% with maturity at 2021                      1,117,420       1,301,911
   10.25% with maturity at 2013                        884,678         991,747
   10.50% with various maturities to
   2021                                              3,691,737       4,370,217
   11.00% with various maturities to
   2019                                              6,297,543       7,471,914
   11.25% with maturity at 2010                         51,338          58,746

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                         PRINCIPAL        U.S. $ VALUE
------------------------------------------------------------------------------

UNITED STATES (CONTINUED)
------------------------------------------------------------------------------
   12.50% with various maturities to
   2019                                            $   835,139    $  1,010,721
   12.75% with maturity at 2013                         63,560          76,142
   13.25% with maturity at 2013                         18,548          22,489
   13.50% with maturity at 2019                         99,616         120,562
------------------------------------------------------------------------------
                                                                  $ 69,222,560
------------------------------------------------------------------------------
Federal National Mortgage Association:
   6.50% with various maturities to 2025           $11,478,955    $ 12,122,738
   7.00% with various maturities to 2024             9,231,326       9,871,389
   7.50% with various maturities to 2023             3,100,484       3,333,891
   8.00% with various maturities to 2020             1,366,052       1,491,120
   8.50% with various maturities to 2026             2,117,722       2,332,526
   8.881% with maturity at 2010                      1,020,682       1,131,166
   9.00% with various maturities to 2024             2,749,116       3,063,165
   9.50% with various maturities to 2021             1,268,209       1,418,058
   10.50% with maturity at 2020                        766,199         907,345
   11.00% with maturity at 2025                        313,725         372,137
   11.50% with maturity at 2019                        614,592         732,979
   12.00% with maturity at 2015                        299,026         358,354
   12.50% with maturity at 2015                      1,729,196       2,091,596
   12.75% with maturity at 2014                         71,054          88,466
   13.00% with various maturities to
   2015                                                765,963         942,932
   13.25% with maturity at 2014                         82,525         104,011
   13.50% with various maturities to
   2015                                                404,209         488,427
   14.75% with maturity at 2012                        986,076       1,250,197
------------------------------------------------------------------------------
                                                                  $ 42,100,497
------------------------------------------------------------------------------
Government National Mortgage Association:
   7.00% with various maturities to 2023           $13,261,659    $ 14,190,849
   7.50% with maturity at 2017                         167,808         184,670
   7.75% with maturity at 2019                         353,049         392,031
   8.00% with various maturities to 2023             3,957,102       4,384,209
   8.30% with various maturities to 2020             2,310,742       2,596,662
   8.50% with various maturities to 2021             1,905,456       2,104,226
   9.00% with various maturities to 2016               632,925         705,795
   9.50% with maturity at 2021                       2,241,571       2,494,432
   12.50% with maturity at 2019                        926,239       1,126,958
   13.50% with maturity at 2014                         57,593          72,806
------------------------------------------------------------------------------
                                                                  $ 28,252,638
------------------------------------------------------------------------------
TOTAL MORTGAGE PASS-THROUGHS (IDENTIFIED COST, $135,227,756)
                                                                  $139,575,695
------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 1.0%
United States Treasury Bond,
7.875%, 2/15/21(5) --
(identified cost, $1,865,403)                      $ 1,500,000    $  2,017,965
------------------------------------------------------------------------------
TOTAL UNITED STATES (IDENTIFIED COST $147,399,496)
                                                                  $151,266,052
------------------------------------------------------------------------------
TOTAL BONDS & NOTES (IDENTIFIED COST, $198,178,669)
                                                                  $190,263,590
------------------------------------------------------------------------------

WARRANTS -- 0.0%

SECURITY                                         SHARES           VALUE
------------------------------------------------------------------------------
INDONESIA -- 0.0%
------------------------------------------------------------------------------
Asia Pulp and Paper(6)(7)                                2,000    $          0
------------------------------------------------------------------------------
                                                                  $          0
------------------------------------------------------------------------------
TOTAL INDONESIA (IDENTIFIED COST $0)                              $          0
------------------------------------------------------------------------------
TOTAL WARRANTS (IDENTIFIED COST $0)                               $          0
------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 7.4%

SECURITY                                         PRINCIPAL        VALUE
------------------------------------------------------------------------------
Banque National De Paris Euro
Time-Deposit Cayman Islands,
1.78%, 11/1/02                                     $14,000,000    $ 14,000,000
------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS (AT AMORTIZED COST, $14,000,000)
                                                                  $ 14,000,000
------------------------------------------------------------------------------
TOTAL INVESTMENTS -- 107.3%
   (IDENTIFIED COST $212,178,669)                                 $204,263,590
------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES -- (7.3)%                          $(13,810,948)
------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                              $190,452,642
------------------------------------------------------------------------------

 DEM - Deutsche Mark

 NZD - New Zealand Dollar
 (1)  Defaulted security
 (2)  Variable rate or step coupon security
 (3)  Convertible bond
 (4) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
 (5) Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
 (6)  Non-income producing security.
 (7) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF OCTOBER 31, 2002
ASSETS
------------------------------------------------------
Investments, at value
   (identified cost, $212,178,669)        $204,263,590
Cash                                            36,445
Receivable for investments sold                408,789
Interest receivable                          2,256,388
Prepaid expenses                                   768
------------------------------------------------------
TOTAL ASSETS                              $206,965,980
------------------------------------------------------
LIABILITIES
------------------------------------------------------
Payable for investments purchased         $ 15,755,312
Payable for daily variation margin on
   open financial futures contracts             24,306
Payable for open forward foreign
   currency contracts                          205,674
Payable for open swap contracts                157,627
Payable to affiliate for Trustees' fees          2,903
Written options, at value (Premiums
   received $251,688)                          337,500
Accrued expenses                                30,016
------------------------------------------------------
TOTAL LIABILITIES                         $ 16,513,338
------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $190,452,642
------------------------------------------------------

SOURCES OF NET ASSETS
------------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $200,630,749
Net unrealized depreciation (computed on
   the basis of identified cost)           (10,178,107)
------------------------------------------------------
TOTAL                                     $190,452,642
------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
OCTOBER 31, 2002
INVESTMENT INCOME
-----------------------------------------------------
Interest                                  $12,221,963
Dividends                                     116,166
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $12,338,129
-----------------------------------------------------

EXPENSES
-----------------------------------------------------
Investment adviser fee                    $   922,671
Administration fee                            278,297
Trustees' fees and expenses                    18,588
Custodian fee                                  95,252
Legal and accounting services                  94,952
Miscellaneous                                  16,013
-----------------------------------------------------
TOTAL EXPENSES                            $ 1,425,773
-----------------------------------------------------

NET INVESTMENT INCOME                     $10,912,356
-----------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $ 3,730,816
   Financial futures contracts             (2,420,628)
   Foreign currency and forward foreign
      currency exchange
      contract transactions                   646,016
-----------------------------------------------------
NET REALIZED GAIN                         $ 1,956,204
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $  (717,852)
   Financial futures contracts             (2,248,507)
   Written options                            (85,812)
   Swap contracts                            (309,917)
   Foreign currency and forward foreign
      currency exchange contracts            (386,944)
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(3,749,032)
-----------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(1,792,828)
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 9,119,528
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED        YEAR ENDED
IN NET ASSETS                             OCTOBER 31, 2002  OCTOBER 31, 2001
----------------------------------------------------------------------------
From operations --
   Net investment income                  $     10,912,356  $     13,290,837
   Net realized gain                             1,956,204           319,965
   Net change in unrealized
      appreciation (depreciation)               (3,749,032)        4,020,278
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS
   FROM OPERATIONS                        $      9,119,528  $     17,631,080
----------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     80,054,746  $     63,309,531
   Withdrawals                                 (78,213,706)      (56,160,721)
----------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      1,841,040  $      7,148,810
----------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $     10,960,568  $     24,779,890
----------------------------------------------------------------------------

NET ASSETS
----------------------------------------------------------------------------
At beginning of year                      $    179,492,074  $    154,712,184
----------------------------------------------------------------------------
AT END OF YEAR                            $    190,452,642  $    179,492,074
----------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                      YEAR ENDED OCTOBER 31,
                                  ---------------------------------------------------------------
                                    2002(1)        2001         2000         1999         1998
-------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                            0.77%         0.79%        0.83%        0.86%        0.83%
   Net investment income               5.88%         8.10%        8.36%        9.14%        8.31%
Portfolio Turnover                       63%           54%          49%          47%          71%
-------------------------------------------------------------------------------------------------
TOTAL RETURN(2)                        5.25%           --           --           --           --
-------------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                        $190,453      $179,492     $154,712     $150,282     $138,446
-------------------------------------------------------------------------------------------------

 (1) The Portfolio has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on fixed-income securities, excluding mortgage-backed securities, and accreting certain discounts using a different methodology. Additionally, the Portfolio reclassified net losses realized on prepayments received on mortgage-backed securities that were previously included in realized gains/losses to interest income. The effect of these changes for the year ended October 31, 2002 was a decrease in the ratio of net investment income to average net assets from 7.32% to 5.88%. Ratios for the periods prior to October 31, 2001 have not been restated to reflect this change in presentation.
 (2) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------
   Strategic Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a non-diversified open-end investment company. The Portfolio, which was organized as a trust under the laws of the State of New York in 1992, seeks to achieve a high level of income by investing in a global portfolio consisting primarily of high grade debt securities. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A INVESTMENT VALUATION -- Debt securities (other than mortgage-backed, pass-through securities and short-term obligations maturing in sixty days or less), including listed securities and securities for which price quotations are available and forward contracts, will normally be valued on the basis of market valuations furnished by pricing services. Mortgage backed, pass-through securities are valued using an independent matrix pricing system applied by the advisor which takes into account closing bond valuations, yield differentials, anticipated prepayments and interest rates provided by dealers. Equity securities listed on securities exchanges or in the NASDAQ National Market are valued at closing sales prices or, if there has been no sale, at the mean between the closing bid and asked prices. Unlisted securities are valued at the mean between the latest available bid and asked prices. Financial futures contracts listed on commodity exchanges and exchange-traded options are valued at closing settlement prices. Short-term obligations and money-market securities maturing in sixty days or less are valued at amortized cost which approximates value. Non-U.S. dollar denominated short-term obligations are valued at amortized cost as calculated in the base currency and translated to U.S. dollars at the current exchange rate. Investments for which market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B INCOME -- Interest income is determined on the basis of interest accrued and discount earned, adjusted for amortization of premium or accretion of discount. Effective November 1, 2001, the Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and began amortizing market premiums on all fixed-income securities (excluding mortgage pass-throughs) and accreting certain discounts using a different methodology. Prior to November 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The cumulative effect of these accounting changes had no impact on the Portfolio's net assets, but resulted in a $533,175 reduction in cost of securities and a corresponding $533,175 decrease in net unrealized depreciation, based on securities held by the Portfolio on October 31, 2001.

   The effect of these changes for the year ended October 31, 2002 was a decrease in net investment income of $215,950, an increase in realized gains of $316,615 and an increase in net unrealized depreciation of $100,665.

   Also in accordance with the revised AICPA Audit and Accounting Guide for Investment Companies, the Portfolio reclassified net losses realized of $2,449,008 on prepayments received on mortgage-backed securities that were previously included in realized gains/losses, as part of interest income for the year ended October 31, 2002.

   The statement of changes in net assets and supplementary data for prior periods have not been restated to reflect these changes in policy.

   Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C GAINS AND LOSSES FROM INVESTMENT TRANSACTIONS -- Realized gains and losses from investment transactions are recorded on the basis of identified cost. For book purposes, gains and losses are not recognized until disposition. For federal tax purposes, the Portfolio is subject to special tax rules that may affect the amount, timing and character of gains recognized on certain of the Portfolio's investments.

 D INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 E FINANCIAL FUTURES CONTRACTS -- Upon entering into a financial futures contract, the Portfolio is required to deposit an amount (initial margin), either in cash or securities, equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (variation margin) each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed for both hedging against anticipated future changes in interest or currency exchange rates and investment purposes. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

 F WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS -- The Portfolio may engage in when-issued and delayed delivery transactions. The Portfolio records when-issued securities on trade date and maintains security positions such that sufficient liquid assets will be available to make payments for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on settlement date.

 G FOREIGN CURRENCY TRANSLATION -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H WRITTEN OPTIONS -- The Portfolio may write call or put options for which premiums are received and are recorded as liabilities, and are subsequently adjusted to the current value of the options written. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio as writer of an option may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the securities underlying the written option.

 I FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

 J REVERSE REPURCHASE AGREEMENTS -- The Portfolio may enter into reverse repurchase agreements. Under such an agreement, the Portfolio temporarily transfers possession, but not ownership, of a security to a counterparty, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed-upon price and time in the future. The Portfolio may enter into reverse repurchase agreements for temporary purposes, such as to fund withdrawals, or for use as hedging instruments where the underlying security is denominated in a foreign currency. As a form of leverage, reverse repurchase agreements may increase the risk of fluctuation in the market value of the Portfolio's assets or in its yield. Liabilities to counterparties under reverse repurchase agreements are recognized in the Statement of Assets and Liabilities at the same time at which cash is received by the Portfolio. The securities underlying such agreements continue to be treated as owned by the Portfolio and remain in the Portfolio of Investments. Interest charged on amounts borrowed by the Portfolio

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   under reverse repurchase agreements is accrued daily and offset against interest income for financial statement purposes.

 K TOTAL RETURN SWAPS -- The Portfolio may enter into swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates or as substitution for the purchase or sale of securities. Pursuant to these agreements the Portfolio makes monthly payments at a rate equal to a predetermined spread to the one-month LIBOR. In exchange, the Portfolio receives payments based on the rate of return of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Payments received or made at the end of the measurement period are recorded as realized gains and losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark industry index. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. However, the Portfolio does not anticipate non-performance by the counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

 L EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credits used to reduce the Portfolio's custodian fees are reported separately as a reduction of total expenses in the Statement of Operations. For the year ended
   October 31, 2002, $706 in credits were used to reduce the Portfolio's custodian fee.

 M USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 N OTHER -- Investment transactions are accounted for on a trade date basis.

2 INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of investments and paydown gains/losses). Such percentages are reduced as average daily net assets exceed certain levels. For the year ended
   October 31, 2002, the fee was equivalent to 0.50% of the Portfolio's average net assets for such period and amounted to $922,671. An administration fee, computed at an effective annual rate of 0.15% of average daily net assets was also paid to BMR for administrative services and office facilities. Such fee amounted to $278,297 for the year ended October 31, 2002.

   Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a portion of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended
   October 31, 2002, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 LINE OF CREDIT
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR or EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2002.

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

4 INVESTMENT TRANSACTIONS
-------------------------------------------
   The Portfolio invests primarily in foreign government and U.S. Government debt securities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or country. The Portfolio regularly invests in lower rated and comparable quality unrated high yield securities. These investments have different risks than investments in debt securities rated investment grade and held by the Portfolio. Risk of loss upon default by the borrower is significantly greater with respect to such debt securities than with other debt securities because these securities are generally unsecured and are more sensitive to adverse economic conditions, such as recession or increasing interest rates, than are investment grade issuers. At October 31, 2002, the Portfolio had invested approximately 20% of its net assets or approximately $37,000,000 in high yield securities. Purchases and sales of investments, other than short-term obligations, and including paydowns on mortgage pass-throughs, for the year ended October 31, 2002 were as follows:

    PURCHASES
    ------------------------------------------------------
    Investments (non-U.S. Government)         $ 41,742,820
    U.S. Government Securities                  86,067,868
    ------------------------------------------------------
                                              $127,810,688
    ------------------------------------------------------
    SALES
    ------------------------------------------------------
    Investments (non-U.S. Government)         $ 67,356,372
    U.S. Government Securities                  44,408,518
    ------------------------------------------------------
                                              $111,764,890
    ------------------------------------------------------

5 FINANCIAL INSTRUMENTS
-------------------------------------------
   The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities and to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency contracts, financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2002 is as follows:

   WRITTEN OPTIONS

    CONTRACTS                                             STRIKE PRICE  VALUE
    ----------------------------------------------------------------------------
    100         U.S. Treasury 5 year Note,
                 expires 11/23/02                                  113  $112,500
    150         U.S. Treasury 5 year Note,
                 expires 11/23/02                                112.5   225,000
    ----------------------------------------------------------------------------
    TOTAL WRITTEN OPTIONS (PREMIUM $251,688)                            $337,500
    ----------------------------------------------------------------------------

   FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                             SALES
    ----------------------------------------------------------------------------------------
    SETTLEMENT                                             IN EXCHANGE FOR    NET UNREALIZED
    DATE(S)      DELIVER                                   (IN U.S. DOLLARS)  DEPRECIATION
    ----------------------------------------------------------------------------------------
                 Japanese Yen
     11/15/02    1,943,179,110                              $    15,669,662   $     (205,674)
    ----------------------------------------------------------------------------------------
                                                            $    15,669,662   $     (205,674)
    ----------------------------------------------------------------------------------------

                                   FUTURES CONTRACTS
    --------------------------------------------------------------------------------
                                                                     NET UNREALIZED
    EXPIRATION                                                       APPRECIATION
    DATE(S)      CONTRACTS                                 POSITION  (DEPRECIATION)
    --------------------------------------------------------------------------------
     12/31/02    363 Euro Bond                             Long      $       286,667
      3/31/02    705 U.S. Treasury 5 year Note             Short          (1,948,623)
    --------------------------------------------------------------------------------
                                                                     $    (1,661,956)
    --------------------------------------------------------------------------------

   At October 31, 2002, the Portfolio had sufficient cash and/ or securities to cover potential obligations arising from open futures and forward contracts, as well as margin requirements on open futures contracts.

   The Portfolio has entered into a total return swap agreement with Credit Suisse First Boston International whereby the Portfolio makes monthly payments at a rate equal to the one-month LIBOR plus 0.70% on the notional amount of $10,000,000. In exchange, the Portfolio receives payments equal to the total return on the Lehman Brothers High Yield Bond Index on the same notional amount. The value of the contract, which terminates at February 1, 2003 is recorded as a payable for open swap contracts of $157,627 at October 31, 2002.

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

6 FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments at October 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $212,635,134
    ------------------------------------------------------
    Gross unrealized appreciation             $  8,074,944
    Gross unrealized depreciation              (16,446,488)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (8,371,544)
    ------------------------------------------------------

   The net unrealized appreciation on written options, foreign currency, swaps, forwards and futures contracts at October 31, 2002 on a federal income tax basis was $286,999.

STRATEGIC INCOME PORTFOLIO AS OF OCTOBER 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF STRATEGIC INCOME PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Strategic Income Portfolio (the "Portfolio") at October 31, 2002, and the results of its operations, the changes in its net assets, and the supplementary data for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
December 19, 2002

EATON VANCE STRATEGIC INCOME FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) Strategic Income Portfolio and High Income Portfolio (the Portfolios) are responsible for the overall management and supervision of the Trust's affairs. The Trustees and officers of the Trust and the Portfolios are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolios hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts, 02109.

INTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Jessica M.               Trustee            Since 1998      President and Chief              185                    None
 Bibliowicz                                                  Executive Officer of
 11/28/59                                                    National Financial
                                                             Partners (financial
                                                             services company)
                                                             (since April 1999).
                                                             President and Chief
                                                             Operating Officer of
                                                             John A. Levin & Co.
                                                             (registered investment
                                                             adviser) (July 1997 to
                                                             April 1999) and a
                                                             Director of Baker,
                                                             Fentress & Company,
                                                             which owns John A.
                                                             Levin & Co. (July 1997
                                                             to April 1999).
                                                             Ms. Bibliowicz is an
                                                             interested person
                                                             because of her
                                                             affiliation with a
                                                             brokerage firm.
 James B. Hawkes          Trustee          Trustee of the    Chairman, President and          190              Director of EVC
 11/9/41                                 Trust since 1991;   Chief Executive Officer
                                         of the Portfolios   of BMR, EVM and their
                                             since 1992      corporate parent and
                                                             trustee, Eaton Vance
                                                             Corp. (EVC) and Eaton
                                                             Vance, Inc. (EV),
                                                             respectively; Director
                                                             of EV; Vice President
                                                             and Director of EVD.
                                                             Trustee and/or officer
                                                             of 190 investment
                                                             companies in the Eaton
                                                             Vance Fund Complex.
                                                             Mr. Hawkes is an
                                                             interested person
                                                             because of his
                                                             positions with BMR, EVM
                                                             and EVC, which are
                                                             affiliates of the Trust
                                                             and the Portfolio.

NONINTERESTED TRUSTEE(S)

                        POSITION(S)
                          WITH THE            TERM OF                                 NUMBER OF PORTFOLIOS
                         TRUST AND           OFFICE AND                                 IN FUND COMPLEX
      NAME AND              THE              LENGTH OF       PRINCIPAL OCCUPATION(S)      OVERSEEN BY
   DATE OF BIRTH         PORTFOLIOS           SERVICE        DURING PAST FIVE YEARS        TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
 -----------------------------------------------------------------------------------------------------------------------------------
 Donald R. Dwight         Trustee          Trustee of the    President of Dwight              190           Trustee/Director of the
 3/26/31                                 Trust since 1986;   Partners, Inc.                                  Royce Funds (mutual
                                         of the Portfolios   (corporate relations                           funds) consisting of 17
                                             since 1993      and communications                                  portfolios
                                                             company).
 Samuel L. Hayes,         Trustee          Trustee of the    Jacob H. Schiff                  190           Director of Tiffany &
 III 2/23/35                             Trust since 1986;   Professor of Investment                        Co. (specialty retailer)
                                         of the Portfolios   Banking Emeritus,                              and Director of Telect,
                                             since 1993      Harvard University                             Inc. (telecommunication
                                                             Graduate School of                               services company)
                                                             Business
                                                             Administration.
 Norton H. Reamer         Trustee          Trustee of the    President, Unicorn               190                   None
 9/21/35                                 Trust since 1984;   Corporation (an
                                         of the Portfolios   investment and
                                             since 1993      financial advisory
                                                             services company)
                                                             (since September 2000).
                                                             Chairman, Hellman,
                                                             Jordan Management
                                                             Co., Inc. (an
                                                             investment management
                                                             company) (since
                                                             November 2000).
                                                             Advisory Director,
                                                             Berkshire Capital
                                                             Corporation (investment
                                                             banking firm) (since
                                                             June 2002). Formerly,
                                                             Chairman of the Board,
                                                             United Asset Management
                                                             Corporation (a holding
                                                             company owning
                                                             institutional
                                                             investment management
                                                             firms) and Chairman,
                                                             President and Director,
                                                             UAM Funds
                                                             (mutual funds).
 Lynn A. Stout            Trustee            Since 1998      Professor of Law,                185                   None
 9/14/57                                                     University of
                                                             California at Los
                                                             Angeles School of Law
                                                             (since July 2001).
                                                             Formerly, Professor of
                                                             Law, Georgetown
                                                             University Law Center.
 Jack L. Treynor          Trustee          Trustee of the    Investment Adviser and           170                   None
 2/21/30                                 Trust since 1984;   Consultant.
                                         of the Portfolios
                                             since 1993

EATON VANCE STRATEGIC INCOME FUND AS OF OCTOBER 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                        POSITION(S)           TERM OF
                          WITH THE           OFFICE AND
      NAME AND           TRUST AND           LENGTH OF          PRINCIPAL OCCUPATION(S)
   DATE OF BIRTH       THE PORTFOLIOS         SERVICE            DURING PAST FIVE YEARS
 ------------------------------------------------------------------------------------------
 William H. Ahern,   Vice President of       Since 1995      Vice President of EVM and BMR.
 Jr. 7/28/59             the Trust                           Officer of 34 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas E. Faust      President of the       Since 2002      Executive Vice President and
 Jr. 5/31/58               Trust                             Chief Investment Officer of
                                                             EVM and BMR and Director of
                                                             EVC. Officer of 50 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas J. Fetter    Vice President of       Since 1997      Vice President of EVM and BMR.
 8/20/43                 the Trust                           Officer of 126 investment
                                                             companies managed by EVM or
                                                             BMR.

 Thomas P. Huggins   Vice President of       Since 2000      Vice President of EVM and BMR.
 3/7/66                 High Income                          Officer of 7 investment
                         Portfolio                           companies managed by EVM or
                                                             BMR.

 Michael R. Mach     Vice President of       Since 1999      Vice President of EVM and BMR
 7/15/47                 the Trust                           since December 1999.
                                                             Previously, Managing Director
                                                             and Senior Analyst for
                                                             Robertson Stephens
                                                             (1998-1999); Managing Director
                                                             and Senior Analyst for Piper
                                                             Jaffray (1996-1998). Officer
                                                             of 23 investment companies
                                                             managed by EVM or BMR.

 Robert B.           Vice President of       Since 1998      Vice President of EVM and BMR.
 MacIntosh 1/22/57       the Trust                           Officer of 125 investment
                                                             companies managed by EVM or
                                                             BMR.

 Duncan W.           Vice President of       Since 2001      Senior Vice President and
 Richardson              the Trust                           Chief Equity Investment
 10/26/57                                                    Officer of EVM and BMR.
                                                             Officer of 40 investment
                                                             companies managed by EVM or
                                                             BMR.

 Walter A. Row, III  Vice President of       Since 2001      Director of Equity Research
 7/20/57                 the Trust                           and a Vice President of EVM
                                                             and BMR. Officer of 21
                                                             investment companies managed
                                                             by EVM or BMR.

 Susan M. Schiff     Vice President of       Since 2002      Vice President of EVM and BMR.
 3/13/61               the Trust and                         Officer of 24 investment
                      Strategic Income                       companies managed by EVM or
                         Portfolio                           BMR.

 Edward E. Smiley,   Vice President of       Since 1999      Vice President of EVM and BMR.
 Jr. 10/5/44             the Trust                           Officer of 36 investment
                                                             companies managed by EVM or
                                                             BMR.

 Mark S. Venezia        President of       Since 2002(2)     Vice President of EVM and BMR.
 5/23/49              Strategic Income                       Officer of 3 investment
                         Portfolio                           companies managed by EVM or
                                                             BMR.

 Michael W.          President of High     Since 2002(2)     Vice President of EVM and BMR.
 Weilheimer 2/11/61   Income Portfolio                       Officer of 8 investment
                                                             companies managed by EVM or
                                                             BMR.

 Alan R. Dynner          Secretary           Since 1997      Vice President, Secretary and
 10/10/40                                                    Chief Legal Officer of BMR,
                                                             EVM, EVD and EVC. Officer of
                                                             190 investment companies
                                                             managed by EVM or BMR.

 Barbara E.             Treasurer of       Since 2002(2)     Vice President of EVM and BMR.
 Campbell 6/19/57      the Portfolios                        Officer of 190 investment
                                                             companies managed by EVM or
                                                             BMR.

 James L. O'Connor    Treasurer of the       Since 1989      Vice President of BMR, EVM and
 4/1/45                    Trust                             EVD. Officer of 112 investment
                                                             companies managed by EVM or
                                                             BMR.

 (1)  Includes both master and feeder funds in a master-feeder structure.
 (2)  Prior to 2002, Mr. Venezia served as Vice President since 1992,
      Mr. Weilheimer served as Vice President since 1995 and Ms. Campbell served as Assistant Treasurer of Strategic Income Portfolio since 1998 and High Income Portfolio since 1993.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolios and can be obtained without charge by calling 1-800-225-6265.